Morgan Stanley Information Fund
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002

Dear Shareholder:

The six-month period ended September 30, 2002, was marked by a continued recessionary environment in the U.S. economy and a delay in an anticipated recovery in information-technology spending until mid- to late 2003. The semiconductor sector was battered because of concerns about a slowing end-market demand recovery. As expected, the rapid industry-wide decline in orders for tools used to make semiconductor chips caused semiconductor-capital equipment stocks to experience an even greater decline. As a result, the Philadelphia Semiconductor Index (SOX) continued to post new 52-week lows toward the end of the period.

Performance and Portfolio Strategy

For the six-month period ended September 30, 2002, Morgan Stanley Information Fund's Class B shares returned -47.56 percent, compared with a return of -28.90 percent for the Standard & Poor's 500 Index(1) (S&P 500) and -42.70 percent for the Nasdaq 100 Index.(2) For the same period, the Fund's Class A, C and D shares posted losses of -47.30 percent, -47.51 percent and -47.25 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

Weakness in the technology sector exacerbated the Fund's negative performance during the period. We continue to invest in companies that we believe are best positioned to capitalize on the growth of various sectors within the communications and information industries. Attributes used to choose investments include proven management, demonstrable product demand, leading-edge technology coupled with strategic relationships or alliances, improving financial metrics and positive cash-flow generation.

As of September 30, 2002, the Fund's largest sector allocations were software, semiconductors, services, and computer and storage hardware. The Fund's five largest holdings as of September 30, 2002, were Microsoft, Intel, Sungard Data Systems, Cisco Systems and Microchip Technology.(3)

---------------------
1The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. This index does not include any expenses, fees or charges. This index is unmanaged and should not be considered an investment.
2NASDAQ-100(R) Index -- An unmanaged statistical composite of 100 of the largest domestic and international non-financial companies listed on the NASDAQ. This index does not include any expenses, fees or charges. This index is unmanaged and should not be considered an investment.
3Any discussion of individual securities or sectors is for informational puposes only and should not be deemed a recommendation. Please refer to the Portfolio of Investments section of this report for portfolio holdings as of the most recent reporting period.

Morgan Stanley Information Fund
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

Looking Ahead

As economic conditions improve, we anticipate that the technology sector will eventually rebound. With a recovery among information-technology budgets and capital spending now extended until late 2003, however, we believe only those companies with adequate cash and a reliable customer base will be able to weather the prolonged storm. To that end, many technology companies continue to cut costs and position themselves for potential earnings growth as demand picks up again. Although the magnitude of the recovery may be subdued, we believe the information-technology sector will eventually regain its position as a leading growth sector.

We appreciate your ongoing support of Morgan Stanley Information Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Information Fund
FUND PERFORMANCE - SEPTEMBER 30, 2002

         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
1 Year                      (36.84)(1)  (40.15)(2)
5 Years                      (5.18)(1)   (6.20)(2)
Since Inception (7/28/97)    (3.99)(1)   (4.98)(2)
                 CLASS C SHARES+
--------------------------------------------------
1 Year                      (37.13)(1)  (37.76)(2)
5 Years                      (5.84)(1)   (5.84)(2)
Since Inception (7/28/97)    (4.67)(1)   (4.67)(2)
                 CLASS B SHARES**
--------------------------------------------------
1 Year                      (37.33)(1)  (40.47)(2)
5 Years                      (5.85)(1)   (6.09)(2)
Since Inception (11/28/95)   (1.65)(1)   (1.65)(2)
                 CLASS D SHARES++
--------------------------------------------------
1 Year                      (36.69)(1)
5 Years                      (4.95)(1)
Since Inception (7/28/97)    (3.76)(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (88.3%)

              Advertising/Marketing
              Services (0.9%)
   200,000    Getty Images, Inc.*......  $  4,012,000
                                         ------------
              Aerospace & Defense
              (1.5%)
   100,000    Lockheed Martin Corp. ...     6,467,000
                                         ------------
              Cable/Satellite TV (1.1%)
   200,000    Cox Communications, Inc.
               (Class A)*..............     4,918,000
                                         ------------
              Computer Communications
              (6.4%)
   250,000    Brocade Communications
               Systems, Inc.*..........     1,882,500
 2,000,000    Cisco Systems, Inc.*.....    20,960,000
   200,000    Emulex Corp.*............     2,252,000
   250,000    Foundry Networks,
               Inc.*...................     1,370,000
   100,000    Juniper Networks,
               Inc.*...................       480,000
   100,000    NetScreen Technologies,
               Inc.*...................     1,085,000
                                         ------------
                                           28,029,500
                                         ------------
              Computer Peripherals
              (1.2%)
   250,000    EMC Corp.*...............     1,142,500
   300,000    Network Appliance,
               Inc.*...................     2,199,000
    75,000    Qlogic Corp.*............     1,953,000
                                         ------------
                                            5,294,500
                                         ------------
              Computer Processing
              Hardware (4.3%)
   600,000    Dell Computer Corp.*.....    14,112,000
   297,500    Hewlett-Packard Co. .....     3,471,825
   500,000    Sun Microsystems,
               Inc.*...................     1,295,000
                                         ------------
                                           18,878,825
                                         ------------
              Data Processing Services
              (2.9%)
   300,000    Affiliated Computer
               Services, Inc. (Class
               A)*.....................    12,765,000
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Components
              (1.2%)
   250,000    SanDisk Corp.*...........  $  3,277,500
   250,000    Vishay Intertechnology,
               Inc.*...................     2,200,000
                                         ------------
                                            5,477,500
                                         ------------
              Electronic Production
              Equipment (2.3%)
   282,500    Applied Materials,
               Inc.*...................     3,262,875
   200,000    ASM International NV
               (Netherlands)*..........     1,810,000
   200,000    ASML Holding NV
               (Netherlands)*..........     1,238,000
   100,000    KLA-Tencor Corp.*........     2,794,000
   100,000    Teradyne, Inc.*..........       960,000
                                         ------------
                                           10,064,875
                                         ------------
              Electronics/Appliances
              (0.5%)
    50,000    Sony Corp. (Japan).......     2,097,185
                                         ------------
              Financial Publishing/
              Services (5.1%)
 1,150,000    SunGard Data Systems
               Inc.*...................    22,367,500
                                         ------------
              Information Technology
              Services (5.6%)
   350,000    Accenture Ltd.
               (Bermuda)*..............     4,998,000
   550,000    Anteon International
               Corp.*..................    14,949,000
   100,000    Citrix Systems, Inc.*....       603,000
   100,000    PeopleSoft, Inc.*........     1,237,000
   100,000    SRA International, Inc.
               (Class A)...............     2,863,000
                                         ------------
                                           24,650,000
                                         ------------
              Internet Retail (0.2%)
    50,000    Amazon.com, Inc.*........       796,500
                                         ------------
              Internet Software/
              Services (2.4%)
   500,000    BEA Systems, Inc.*.......     2,590,000
   150,000    Check Point Software
               Technologies Ltd.
               (Israel)*...............     2,061,000
   200,000    Internet Security
               Systems, Inc.*..........     2,464,000

                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   200,000    KPMG Consulting, Inc.*...  $  1,292,000
   100,000    PEC Solutions, Inc.*.....     2,226,000
                                         ------------
                                           10,633,000
                                         ------------
              Oilfield Services/
              Equipment (3.1%)
   350,000    Schlumberger Ltd. .......    13,461,000
                                         ------------
              Packaged Software (20.3%)
   100,000    Cognos, Inc. (Canada)*...     1,681,000
   250,000    Manugistics Group,
               Inc.*...................       697,500
   300,000    Mercury Interactive
               Corp.*..................     5,148,000
 1,000,000    Microsoft Corp.*.........    43,690,000
   850,000    Network Associates,
               Inc.*...................     9,035,500
   850,000    Oracle Corp.*............     6,681,000
   100,000    Precise Software
               Solutions Ltd.*.........       916,000
   500,000    Red Hat, Inc.*...........     2,375,000
   300,000    SAP AG (ADR) (Germany)...     3,375,000
   250,000    Symantec Corp.*..........     8,417,500
   500,000    VERITAS Software
               Corp.*..................     7,355,000
                                         ------------
                                           89,371,500
                                         ------------
              Recreational Products
              (3.8%)
   200,000    Activision, Inc.*........     4,786,000
   150,000    Electronic Arts Inc.*....     9,894,000
   100,000    Sega Corp. (Japan)*......     1,867,356
                                         ------------
                                           16,547,356
                                         ------------
              Semiconductors (19.2%)
 1,575,000    Intel Corp. .............    21,876,750
   350,000    Intersil Corp. (Class
               A)*.....................     4,536,000
   390,000    Linear Technology
               Corp. ..................     8,080,800
   375,000    Marvell Technology Group
               Ltd. (Bermuda)*.........     5,943,750
   200,000    Maxim Integrated
               Products, Inc.*.........     4,952,000
   700,000    Microchip Technology
               Inc.*...................    14,315,000
   200,000    National Semiconductor
               Corp.*..................     2,388,000
   250,000    NVIDIA Corp.*............     2,140,000
   100,000    Silicon Laboratories
               Inc.*...................     1,833,000

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   600,000    Taiwan Semiconductor
               Manufacturing Co. Ltd.
               (ADR) (Taiwan)*.........  $  3,810,000
   525,000    Texas Instruments,
               Inc. ...................     7,754,250
   435,000    Xilinx, Inc.*............     6,889,530
                                         ------------
                                           84,519,080
                                         ------------
              Telecommunication
              Equipment (6.3%)
   225,000    Advanced Fibre
               Communications, Inc.*...     2,985,750
   200,000    CIENA Corp.*.............       594,000
 1,000,000    Motorola, Inc. ..........    10,180,000
   250,000    Nokia Corp. (ADR)
               (Finland)...............     3,312,500
   350,000    QUALCOMM Inc.*...........     9,667,000
   100,000    Research In Motion Ltd.
               (Canada)*...............       942,000
                                         ------------
                                           27,681,250
                                         ------------
              Total Common Stocks
              (Cost $602,362,279)......   388,031,571
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Convertible Bonds (5.0%)
              Computer Communications
              (0.1%)
 $   1,695    Redback Networks, Inc.
               5.00% due 04/01/07......       406,800
                                         ------------
              Electronic Production
              Equipment (1.0%)
     2,000    ASML Holding N.V.
               (Netherlands) 4.25% due
               11/30/04................     1,487,600
     7,000    Celestica, Inc. (Canada)
               0.00% due 08/01/20......     2,957,500
                                         ------------
                                            4,445,100
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Internet Software/
              Services (0.0%)
 $      14    MicroStrategy Inc. 7.50%
               due 06/24/07............  $      2,801
                                         ------------
              Packaged Software (3.9%)
    11,135    i2 Technologies, Inc.
               5.25% due 12/15/06......     6,486,137
    13,125    Mercury Interactive Corp.
               4.75% due 07/01/07......    10,680,469
                                         ------------
                                           17,166,606
                                         ------------
              Total Convertible Bonds
              (Cost $25,442,192).......    22,021,307
                                         ------------
              Short-Term Investment (9.7%)
              Repurchase Agreement
    42,551    Joint repurchase
               agreement account 1.95%
               due 10/01/02 (dated
               09/30/02; proceeds
               $42,553,305 (a)
               (Cost $42,551,000)......    42,551,000
                                         ------------

Total Investments
(Cost $670,355,471) (b).....   103.0%     452,603,878
Liabilities in Excess of
Other Assets................    (3.0)     (12,954,781)
                               -----     ------------
Net Assets..................   100.0%    $439,649,097
                               =====     ============

---------------------------------------------------
   ADR  American Depository Receipt.
   *   Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,966,845 and the aggregate gross unrealized depreciation is $226,718,438, resulting in net unrealized depreciation of $217,751,593.

                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $670,355,471).......................................  $   452,603,878
Cash........................................................        1,480,115
Receivable for:
    Investments sold........................................        4,393,642
    Interest................................................          401,883
    Dividends...............................................          125,785
    Shares of beneficial interest sold......................           84,650
Prepaid expenses and other assets...........................          172,100
                                                              ---------------
    Total Assets............................................      459,262,053
                                                              ---------------
Liabilities:
Payable for:
    Investments purchased...................................       17,702,392
    Shares of beneficial interest redeemed..................          893,398
    Distribution fee........................................          391,138
    Investment management fee...............................          312,220
Accrued expenses and other payables.........................          313,808
                                                              ---------------
    Total Liabilities.......................................       19,612,956
                                                              ---------------
    Net Assets..............................................  $   439,649,097
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................  $ 2,778,080,348
Net unrealized depreciation.................................     (217,751,539)
Accumulated net investment loss.............................       (1,766,281)
Accumulated net realized loss...............................   (2,118,913,431)
                                                              ---------------
    Net Assets..............................................  $   439,649,097
                                                              ===============
Class A Shares:
Net Assets..................................................      $18,390,077
Shares Outstanding (unlimited authorized, $.01 par value)...        3,092,652
    Net Asset Value Per Share...............................            $5.95
                                                              ===============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......            $6.28
                                                              ===============
Class B Shares:
Net Assets..................................................     $385,098,946
Shares Outstanding (unlimited authorized, $.01 par value)...       67,688,428
    Net Asset Value Per Share...............................            $5.69
                                                              ===============
Class C Shares:
Net Assets..................................................      $22,964,990
Shares Outstanding (unlimited authorized, $.01 par value)...        4,037,484
    Net Asset Value Per Share...............................            $5.69
                                                              ===============
Class D Shares:
Net Assets..................................................      $13,195,084
Shares Outstanding (unlimited authorized, $.01 par value)...        2,185,698
    Net Asset Value Per Share...............................            $6.04
                                                              ===============

                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2002 (unaudited)

Net Investment Loss:

Income
Interest....................................................  $   3,151,260
Dividends (net of $54,335 foreign withholding tax)..........        360,791
                                                              -------------
    Total Income............................................      3,512,051
                                                              -------------
Expenses
Distribution fee (Class A shares)...........................         32,826
Distribution fee (Class B shares)...........................      3,036,735
Distribution fee (Class C shares)...........................        176,046
Investment management fee...................................      2,555,366
Transfer agent fees and expenses............................      1,918,142
Shareholder reports and notices.............................        109,973
Registration fees...........................................         36,433
Professional fees...........................................         29,008
Custodian fees..............................................         26,834
Trustees' fees and expenses.................................          6,085
Other.......................................................          6,129
                                                              -------------
    Total Expenses..........................................      7,933,577
                                                              -------------
    Net Investment Loss.....................................     (4,421,526)
                                                              -------------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (303,812,791)
Net change in unrealized depreciation.......................   (139,877,824)
                                                              -------------
    Net Loss................................................   (443,690,615)
                                                              -------------
Net Decrease................................................  $(448,112,141)
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX         FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002   MARCH 31, 2002
                                                                --------------     --------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $   (4,421,526)    $   (9,717,726)
Net realized loss...........................................      (303,812,791)      (655,440,250)
Net change in unrealized depreciation.......................      (139,877,824)       290,691,465
                                                                --------------     --------------
    Net Decrease............................................      (448,112,141)      (374,466,511)

Net decrease from transactions in shares of beneficial
  interest..................................................      (139,392,285)      (297,667,074)
                                                                --------------     --------------

    Net Decrease............................................      (587,504,426)      (672,133,585)
Net Assets:
Beginning of period.........................................     1,027,153,523      1,699,287,108
                                                                --------------     --------------
End of Period
(Including an accumulated net investment loss of $1,766,281
and accumulated undistributed investment income of
$2,655,245, respectively)...................................    $  439,649,097     $1,027,153,523
                                                                ==============     ==============

                       See Notes to Financial Statements

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Information Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in the communications and information industry. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $3 billion; and 0.70% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $51,996,181 at September 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar six months in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $977,697 and $4,280, respectively and received approximately $10,001 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2002 aggregated $327,912,053 and $462,229,351, respectively. Included in the aforementioned transactions are purchases of $2,286,588 and sales of $909,450 for portfolio transactions with other Morgan Stanley funds.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

For the six months ended September 30, 2002, the Fund incurred brokerage commissions of $68,122 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $154,000.

5. Federal Income Tax Status

At March 31, 2002, the fund had a net capital loss carryover of approximately $1,529,118,000 of which $253,526,000 will be available through March 31, 2009 and $1,275,592,000 will be available through March 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $176,840,000 during fiscal 2002.

As of March 31, 2002, the Fund had temporary book tax differences attributable to post-October losses, capital loss deferrals on wash sales and book amortization of discounts on debt securities.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2002, there were no outstanding forward contracts.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                      SEPTEMBER 30, 2002              MARCH 31, 2002
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS A SHARES
Sold............................................      616,858   $   5,100,078     2,330,642   $  27,527,191
Redeemed........................................     (723,955)     (5,892,554)   (2,457,614)    (29,025,386)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class A..........................     (107,097)       (792,476)     (126,972)     (1,498,195)
                                                  -----------   -------------   -----------   -------------
CLASS B SHARES
Sold............................................    1,681,139      13,584,020     7,558,512      98,608,543
Redeemed........................................  (18,029,173)   (143,746,762)  (31,887,582)   (390,319,119)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class B..........................  (16,348,034)   (130,162,742)  (24,329,070)   (291,710,576)
                                                  -----------   -------------   -----------   -------------
CLASS C SHARES
Sold............................................      217,799       1,724,792       693,354       8,781,334
Redeemed........................................     (990,250)     (7,958,850)   (2,087,728)    (25,762,850)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class C..........................     (772,451)     (6,234,058)   (1,394,374)    (16,981,516)
                                                  -----------   -------------   -----------   -------------
CLASS D SHARES
Sold............................................      605,005       4,879,022     2,356,937      30,174,502
Redeemed........................................     (830,250)     (7,082,031)   (1,401,855)    (17,651,289)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class D...............     (225,245)     (2,203,009)      955,082      12,523,213
                                                  -----------   -------------   -----------   -------------
Net decrease in Fund............................  (17,452,827)  $(139,392,285)  (24,895,334)  $(297,667,074)
                                                  ===========   =============   ===========   =============

8. Subsequent Event -- Litigation

Beginning October 25, 2002, purported class action complaints were filed in the United States District Court for the Southern District of New York against Morgan Stanley, the Fund, Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley alleging violations of the federal securities laws in connection with the underwriting and management of the Fund. Plaintiffs allege in these cases that Morgan Stanley analysts issued overly optimistic stock recommendations to obtain investment banking business, and that the desire to obtain investment banking business influenced decisions made by the Fund manager.

The Fund and Morgan Stanley believe these lawsuits have no merit.

Morgan Stanley Information Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                        FOR THE SIX                     FOR THE YEAR ENDED MARCH 31,               JULY 28, 1997*
                                        MONTHS ENDED         ---------------------------------------------------      THROUGH
                                     SEPTEMBER 30, 2002        2002          2001          2000           1999     MARCH 31, 1998
                                     ------------------      --------      --------      ---------      --------   --------------
                                        (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
  period...........................        $11.29             $14.69        $41.20         $19.23        $14.02         $11.43
                                           ------             ------        ------         ------        ------         -----

Income (loss) from investment
  operations:
    Net investment loss+...........         (0.02)              0.00         (0.08)         (0.27)        (0.11)        (0.08)
    Net realized and unrealized
      gain (loss)..................         (5.32)             (3.40)       (21.28)         26.41          7.04          2.67
                                           ------             ------        ------         ------        ------         -----

Total income (loss) from investment
  operations.......................         (5.34)             (3.40)       (21.36)         26.14          6.93          2.59
                                           ------             ------        ------         ------        ------         -----

Less distributions from:
    Net realized gain..............       --                   --            (5.14)         (4.17)        (1.72)       --
    Paid-in-capital................       --                   --            (0.01)         --            --           --
                                           ------             ------        ------         ------        ------         -----

Total distributions................       --                   --            (5.15)         (4.17)        (1.72)       --
                                           ------             ------        ------         ------        ------         -----

Net asset value, end of period.....        $ 5.95             $11.29        $14.69         $41.20        $19.23         $14.02
                                           ======             ======        ======         ======        ======         =====

Total Return+......................        (47.30)%(1)        (23.15)%      (58.71)%       155.88%        54.33%        22.66 %(1)

Ratios to Average Net Assets:
Expenses...........................          1.61 %(2)(3)       1.32%(3)      1.07%(3)       1.13%(3)      1.24%(3)       1.27 %(2)

Net investment loss................         (0.59)%(2)(3)       0.00%(3)     (0.26)%(3)     (0.82)%(3)    (0.74)%(3)      (0.93)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands.........................       $18,390            $36,129       $48,873       $128,325        $5,253          $206

Portfolio turnover rate............            50 %(1)           144%          213%           282%          419%          218 %

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Information Fund

FINANCIAL HIGHLIGHTS continued

                                   FOR THE SIX                                FOR THE YEAR ENDED MARCH 31,
                                   MONTHS ENDED         -------------------------------------------------------------------------
                                SEPTEMBER 30, 2002        2002            2001             2000            1999           1998*
                                ------------------      ---------      -----------      -----------      ---------      ---------
                                   (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
  period......................         $10.84             $14.22           $40.37           $18.99         $13.94         $ 8.94
                                       ------             ------           ------           ------         ------         ------

Income (loss) from investment
 operations:
    Net investment loss+......          (0.05)             (0.10)           (0.29)           (0.37)         (0.22)         (0.18)
    Net realized and
      unrealized gain
      (loss)..................          (5.10)             (3.28)          (20.71)           25.92           6.99           5.18
                                       ------             ------           ------           ------         ------         ------

Total income (loss) from
  investment operations.......          (5.15)             (3.38)          (21.00)           25.55           6.77           5.00
                                       ------             ------           ------           ------         ------         ------

Less distributions from:
    Net realized gain.........       --                    --               (5.14)           (4.17)         (1.72)         --
    Paid-in-capital...........       --                    --               (0.01)          --              --             --
                                       ------             ------           ------           ------         ------         ------

Total distributions...........       --                    --               (5.15)           (4.17)         (1.72)         --
                                       ------             ------           ------           ------         ------         ------

Net asset value, end of
  period......................         $ 5.69             $10.84           $14.22           $40.37         $18.99         $13.94
                                       ======             ======           ======           ======         ======         ======

Total Return+.................         (47.56)%(1)        (23.70)%         (59.07)%         154.62%         53.44%         56.10%

Ratios to Average Net Assets:
Expenses......................           2.36 %(2)(3)       2.10%(3)         1.84%(3)         1.58%(3)       1.95%(3)       2.05%

Net investment loss...........          (1.34)%(2)(3)      (0.78)%(3)       (1.02)%(3)       (1.27)%(3)     (1.45)%(3)     (1.54)%

Supplemental Data:
Net assets, end of period, in
 thousands....................       $385,099           $911,276       $1,540,834       $3,799,844       $580,994       $267,384

Portfolio turnover rate.......             50 %(1)           144%             213%             282%           419%           218%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been designated Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Information Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                   FOR THE PERIOD
                                        FOR THE SIX                     FOR THE YEAR ENDED MARCH 31,               JULY 28, 1997*
                                        MONTHS ENDED         ---------------------------------------------------      THROUGH
                                     SEPTEMBER 30, 2002        2002          2001          2000           1999     MARCH 31, 1998
                                     ------------------      --------      --------      ---------      --------   --------------
                                        (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
  period...........................        $10.84             $14.17        $40.26         $18.98       $ 13.94         $11.43
                                           ------             ------        ------         ------       -------         -----

Income (loss) from investment
  operations:
    Net investment loss++..........         (0.05)             (0.07)        (0.30)         (0.49)        (0.24)        (0.14)
    Net realized and unrealized
    gain (loss)....................         (5.10)             (3.26)       (20.64)         25.94          7.00          2.65
                                           ------             ------        ------         ------       -------         -----

Total income (loss) from investment
  operations.......................         (5.15)             (3.33)       (20.94)         25.45          6.76          2.51
                                           ------             ------        ------         ------       -------         -----

Less distributions from:
    Net realized gain..............       --                   --            (5.14)         (4.17)        (1.72)       --
    Paid-in-capital................       --                   --            (0.01)         --            --           --
                                           ------             ------        ------         ------       -------         -----

Total distributions................       --                   --            (5.15)         (4.17)        (1.72)       --
                                           ------             ------        ------         ------       -------         -----

Net asset value, end of period.....        $ 5.69             $10.84        $14.17         $40.26       $ 18.98         $13.94
                                           ======             ======        ======         ======       =======         =====

Total Return+......................        (47.51)%(1)        (23.50)%      (59.08)%       154.10%        53.36%        21.96 %(1)

Ratios to Average Net Assets:
Expenses...........................          2.36 %(2)(3)       1.88%(3)      1.89%(3)       1.89%(3)      2.01%(3)       2.05 %(2)

Net investment loss................         (1.34)%(2)(3)      (0.56)%(3)    (1.07)%(3)     (1.58)%(3)    (1.51)%(3)      (1.72)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands.........................       $22,965            $52,145       $87,942       $205,073       $11,890          $249

Portfolio turnover rate............            50 %(1)           144%          213%           282%          419%          218 %

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Information Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                   FOR THE PERIOD
                                         FOR THE SIX                     FOR THE YEAR ENDED MARCH 31,              JULY 28, 1997*
                                         MONTHS ENDED         --------------------------------------------------      THROUGH
                                      SEPTEMBER 30, 2002        2002          2001          2000          1999     MARCH 31, 1998
                                      ------------------      --------      --------      --------      --------   --------------
                                         (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
  period............................        $11.45             $14.86        $41.57        $19.33        $14.03         $11.43
                                            ------             ------        ------        ------        ------         -----
Income (loss) from investment
  operations:
    Net investment loss++...........         (0.01)              0.02         (0.01)        (0.18)        (0.08)        (0.07)
    Net realized and unrealized gain
      (loss)........................         (5.40)             (3.43)       (21.55)        26.59          7.10          2.67
                                            ------             ------        ------        ------        ------         -----

Total income (loss) from investment
 operations.........................         (5.41)             (3.41)       (21.56)        26.41          7.02          2.60
                                            ------             ------        ------        ------        ------         -----

Less distributions from:
    Net realized gain...............       --                   --            (5.14)        (4.17)        (1.72)       --
    Paid-in-capital.................       --                   --            (0.01)        --            --           --
                                            ------             ------        ------        ------        ------         -----

Total distributions.................       --                   --            (5.15)        (4.17)        (1.72)       --
                                            ------             ------        ------        ------        ------         -----

Net asset value, end of period......        $ 6.04             $11.45        $14.86        $41.57        $19.33         $14.03
                                            ======             ======        ======        ======        ======         =====

Total Return+.......................        (47.25)%(1)        (22.95)%      (58.66)%      156.56%        54.96%        22.75 %(1)

Ratios to Average Net Assets:
Expenses............................          1.36 %(2)(3)       1.10%(3)      0.89%(3)      0.89%(3)      1.01%(3)       1.04 %(2)

Net investment income (loss)........         (0.34)%(2)(3)       0.22%(3)     (0.07)%(3)    (0.58)%(3)    (0.51)%(3)      (0.82)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands..........................       $13,195            $27,603       $21,638       $17,994        $2,440        $1,464

Portfolio turnover rate.............            50 %(1)           144%          213%          282%          419%          218 %

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
INFORMATION FUND


Semiannual Report
September 30, 2002

37929RPT-8906J02-AP-10/02